Bank Borrowings	12 Months Ended
Jun. 30, 2025
Bank Borrowings [Abstract]
Bank borrowings

(9) Bank borrowings

Outstanding balances of banks borrowings as of June 30, 2025 and 2024 consisted of the following:

	As of June 30,
	2025	2024
	$	$
Bank borrowings:
Guaranteed	2,734,186	3,157,475
Collateralized and guaranteed	3,374,366	2,425,190
	6,108,552	5,582,665

The details of bank borrowings as at June 30, 2025 and 2024 are as follows:

		Maturity		Weighted-average interest rate		As of June 30,
Lender	Type	date	Currency	2025	2024	2025	2024
DBS Bank Hong Kong Limited	Bank borrowing	November 2027	HKD	-	7.31%	-	$1,800,902
Bank of China (Hong Kong) Limited	Bank borrowing	June 2027	HKD	3.61%	6.96%	$6,108,552	2,821,221
Hang Sang Bank Limited	Bank borrowing	July 2024	HKD	-	6.93%	-	960,542

Total bank borrowings						$6,108,552	$5,582,665

	Carrying value	Within 1 year or on demand	2025	2026	2027	Thereafter
	$	$	$	$	$	$
Loan type of HKD currency
June 30, 2024	5,582,665	5,582,665	-	-	-	-
	5,582,665	5,582,665	-	-	-	-

	Carrying value	Within 1 year or on demand	2025	2026	2027	Thereafter
	$	$	$	$	$	$
Loan type of HKD currency
June 30, 2025	6,108,552	6,108,552	-	-	-	-
	6,108,552	6,108,552	-	-	-	-

The average bank borrowings rates for the years ended June 30, 2025, 2024 and 2023 were 6.62%, 7.07%and 5.69%, respectively.

As of June 30, 2025, and 2024, the Company had bank borrowings of US$6,108,552 and US$5,582,665, respectively, which contained repayment on demand clauses. Accordingly, portions of the bank borrowings with Bank of China (Hong Kong) Limited contractually due for repayment after one year as of June 30, 2025 and 2024 with carrying amounts of US$ 3,374,366 and US$2,425,190, respectively, were classified as current liabilities. For the purpose of the illustration, such bank borrowing is included within short-term bank borrowings and showed as bank borrowings repayable within one year or on demand.

Total interest for the bank borrowings for the years ended June 30, 2025, 2024 and 2023 was US$ 354,444, US$850,614 and US$684,358, respectively.

Saved to the above disclosure, the following table represent other major loan covenants of aforementioned bank loans:

(i)	guarantees given by certain shareholders namely Mr. Lai Yau Chuen, Mr. Lai Yau Fai, Mr. Lai Yau Chi and Mr. Lai Yau Sang as of June 30, 2024. These guarantees were released by the bank as of June 30, 2025.

(ii)	guarantees given by certain related companies controlled by the shareholders namely Wah Tong Paper Products Factory Limited and Yee Woo Paper Packaging (China) Company Limited as of June 30, 2025 and 2024. These guarantees were released by the bank as of June 30, 2025.

(iii)	The Company previously pledged a leasehold land in Huizhou, China as of June 30, 2024, 2023 and 2022. The pledge was released in 2025.